13. Income Taxes: Summary of Non-capital Loss Carryforwards (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Summary of Non-capital Loss Carryforwards

	Canada	Indonesia	Total
Expiring in	$	$	$
2023	-	135,000	135,000
2024	-	177,000	177,000
2025	-	89,000	89,000
2027	1,075,000	-	1,075,000
2028	969,000	-	969,000
2029	1,035,000	-	1,035,000
2030	600,000	-	600,000
2031	416,000	-	416,000
2032	432,000	-	432,000
2033	437,000	-	437,000
2034	376,000	-	376,000
2035	590,000	-	590,000
2036	417,000	-	417,000
2037	419,000	-	419,000
2038	543,000	-	543,000
2039	417,000	-	417,000
2040	210,000	-	210,000
Non-capital loss carry-forwards	7,936,000	401,000	8,337,000